SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A ordinary shares reflected in the condensed balance sheets (Details) - Apollo Strategic Growth Capital - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class A ordinary shares subject to possible redemption	$ 816,810,000	$ 816,810,000	$ 816,810,000
Class A common stock
Gross proceeds	816,810,000	816,810,000	816,810,000
Proceeds allocated to Public Warrants	(39,745,978)	39,745,978	39,745,978
Class A ordinary shares issuance costs	(44,871,756)	44,871,756	44,871,756
Accretion of carrying value to redemption value	84,617,734	84,617,734	84,617,734
Class A ordinary shares subject to possible redemption	$ 816,810,000	$ 816,810,000	$ 816,810,000